Deferred Share Units (Tables)	9 Months Ended
Aug. 31, 2018
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
	Three months ended				Nine months ended
	August 31, 2018		August 31, 2017		August 31, 2018		August 31, 2017
	$	shares	$	shares	$	shares	$	shares

Additional paid in capital	-	-	7,222	372	7,565	866	22,577	920
Accrued liability	-	-	7,778	818	-	-	7,778	818